SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 27, 2022	Dec. 17, 2021	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Stockholders' Equity, Reverse Stock Split	1 for 250	1 for 250 (the “Reverse”).
Working capital deficit			$ 485,967
Retained Earnings (Accumulated Deficit)			103,845,089	$ 101,493,644
Asset Impairment Charges			1,810,116
Cash Equivalents, at Carrying Value			$ 37,148	$ 0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			3 years